Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
Note 19 - Subsequent Events

On January 23, 2013, the Company's shareholders granted to five of its directors, options to purchase 65,000 Ordinary Shares of the Company, with an exercise price of $6.85 per share. The terms of the granted options provides that the options may only be exercised in the method of cashless exercise, and the exercise price of the options shall be adjusted for any cash dividends distributed to shareholders of record after the date of grant and prior to the date of vesting of the applicable option tranche.

The vesting period for 20,000 options to two directors is according to the following schedule: 50% of the options shall vest on January 23, 2015, and the remaining options shall vest in 8 installments (6.25% each) every three months commensing January 23, 2017. The options shall have a term of seven years, an acceleration vesting upon change of control, and otherwise be subject to the terms of our 2006 Equity Incentive Plan.

The vesting period for 45,000 options to three directors is in three equal installments during the three years from the grant date. The options shall have a term of seven years, an acceleration vesting upon change of control, and otherwise be subject to the terms of our 2006 Equity Incentive Plan.

The fair value of each option granted was estimated on the date of grant under Black-Scholes model, assuming dividend yield of 6.5% , as a result of the described dividend adjustment mechanism and on the basis of the following assumptions:

(1) A risk-free, annual interest rate within the range of 0.57%-1.00% for the expected term of the options which represents the risk free interest rate of US zero-coupon Government Bonds.

(2)  An expected average volatility within the range of 39.18%- 47.984%, representing a weighted average standard deviation rate for stock price of the Company, which is traded on the NASDAQ National Market since October 2006.

(3) The average expected term of the options is within the range of 4-5.5 years.

As of the grant date, there was approximately $160 of unrecognized compensation cost related to non-vested options to be recognized over the vesting periods under a straight-line method.